UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21417

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2017

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2017 (unaudited)

Shares		Value*
COMMON STOCK - 70.8%
Aerospace & Defense - 2.8%
93,800	General Dynamics Corp. (g)	$19,039,524
166,300	United Technologies Corp. (g)	19,916,088
		38,955,612
Automobiles - 1.1%
365,400	General Motors Co. (g)	15,704,892

Banks - 12.4%
763,580	Bank of America Corp. (g)	20,914,456
421,700	BB&T Corp. (g)	20,764,508
410,040	Citigroup, Inc.	30,137,940
521,800	Citizens Financial Group, Inc.	19,833,618
396,340	JPMorgan Chase & Co. (g)	39,875,767
348,400	SunTrust Banks, Inc.	20,977,164
370,520	U.S. Bancorp (g)	20,148,878
		172,652,331
Beverages - 1.3%
210,700	Dr. Pepper Snapple Group, Inc.	18,048,562

Biotechnology - 1.3%
196,610	AbbVie, Inc. (g)	17,744,053

Capital Markets - 2.2%
76,500	Ameriprise Financial, Inc. (g)	11,975,310
360,000	Morgan Stanley (g)	18,000,000
		29,975,310
Chemicals - 1.5%
226,600	Eastman Chemical Co. (g)	20,577,546

Communications Equipment - 1.3%
543,700	Cisco Systems, Inc. (g)	18,567,355

Consumer Finance - 1.5%
214,300	American Express Co. (g)	20,469,936

Containers & Packaging - 1.4%
350,000	International Paper Co. (g)	20,044,500

Diversified Telecommunication Services - 2.9%
651,000	AT&T, Inc. (g)	21,906,150
398,400	Verizon Communications, Inc.	19,071,408
		40,977,558
Electric Utilities - 2.5%
211,400	American Electric Power Co., Inc. (g)	15,730,274
215,000	Entergy Corp. (g)	18,545,900
		34,276,174
Electrical Equipment - 1.4%
241,260	Eaton Corp. PLC (g)	19,305,625

Energy Equipment & Services - 1.4%
315,030	Schlumberger Ltd. (g)	20,161,920

Food & Staples Retailing - 1.5%
233,000	Wal-Mart Stores, Inc. (g)	20,343,230

Healthcare Equipment & Supplies - 1.5%
253,500	Medtronic PLC (g)	20,411,820

Healthcare Providers & Services - 2.8%
111,900	Aetna, Inc. (g)	19,026,357
216,000	Quest Diagnostics, Inc. (g)	20,256,480
		39,282,837
Hotels, Restaurants & Leisure - 0.6%
116,700	Carnival Corp. (g)	7,747,713

Household Products - 0.7%
113,100	Procter & Gamble Co. (g)	9,765,054

Industrial Conglomerates - 1.5%
141,800	Honeywell International, Inc. (g)	20,441,888

Insurance - 3.7%
70,700	Everest Re Group Ltd. (g)	16,787,715
375,700	MetLife, Inc. (g)	20,130,006
112,300	Travelers Cos., Inc. (g)	14,874,135
		51,791,856
Media - 1.4%
347,000	CBS Corp., Class B (g)	19,473,640

Multi-Utilities - 1.3%
369,100	Public Service Enterprise Group, Inc. (g)	18,159,720

Oil, Gas & Consumable Fuels - 8.9%
174,200	Chevron Corp. (g)	20,188,038
612,600	Energy Transfer Equity L.P.	10,873,650
239,960	Exxon Mobil Corp. (g)	20,000,666
146,300	Magellan Midstream Partners L.P. (g)	10,052,273
184,100	Marathon Petroleum Corp.	10,998,134
651,340	Royal Dutch Shell PLC, Class A, ADR (g)	41,053,960
40,936	Sanchez Energy Corp. (i)	177,253
211,000	TransCanada Corp.	10,018,280
		123,362,254
Pharmaceuticals - 3.2%
104,900	Johnson & Johnson (g)	14,624,109
581,484	Pfizer, Inc. (g)	20,386,829
201,900	Sanofi, ADR	9,545,832
		44,556,770
Road & Rail - 1.4%
193,470	Kansas City Southern (g)	20,163,444

Semiconductors & Semiconductor Equipment - 3.1%
466,100	Intel Corp. (g)	21,202,889
102,600	Lam Research Corp. (g)	21,399,282
		42,602,171
Software - 1.6%
425,500	Oracle Corp. (g)	21,657,950

Technology Hardware, Storage & Peripherals - 2.6%
121,730	Apple, Inc. (g)	20,577,239
753,700	HP, Inc. (g)	16,242,235
		36,819,474

Total Common Stock (cost-$860,286,365)		984,041,195

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES - 20.1%
Aerospace & Defense - 0.1%
$635	Aerojet Rocketdyne Holdings, Inc., 2.25%, 12/15/23 (a)(b)	879,872

Auto Components - 0.3%
3,275	Meritor, Inc., 3.25%, 10/15/37 (a)(b)	3,512,438

Auto Manufacturers - 0.3%
3,205	Tesla, Inc., 0.25%, 3/1/19	3,491,447

Biotechnology - 1.2%
	BioMarin Pharmaceutical, Inc.,
5,050	0.599%, 8/1/24	4,838,531
725	0.75%, 10/15/18	768,047
2,290	1.50%, 10/15/20	2,609,169
3,000	Illumina, Inc., 0.50%, 6/15/21	3,459,375
1,120	Innoviva, Inc., 2.50%, 8/15/25 (a)(b)	1,087,100
1,770	Ionis Pharmaceuticals, Inc., 1.00%, 11/15/21	1,996,781

2,295	Medicines Co., 2.75%, 7/15/23	2,161,603
		16,920,606
Commercial Services - 0.1%
1,835	Macquarie Infrastructure Corp., 2.875%, 7/15/19	1,938,219

Computers - 0.3%
3,570	Electronics For Imaging, Inc., 0.75%, 9/1/19	3,489,675

Diversified Financial Services - 0.8%
5,000	Encore Capital Group, Inc., 2.875%, 3/15/21	5,143,750
7,130	PRA Group, Inc., 3.00%, 8/1/20	6,537,319
		11,681,069
Electrical Equipment - 0.1%
2,195	SunPower Corp., 4.00%, 1/15/23	1,745,025

Energy-Alternate Sources - 0.2%
2,205	SolarCity Corp., 1.625%, 11/1/19	2,085,103
	SunEdison, Inc. (a)(b)(c)(h),
2,915	2.625%, 6/1/23 (acquisition cost - $2,777,292; purchased 7/24/15)	62,090
3,820	3.375%, 6/1/25 (acquisition cost - $1,849,469; purchased 10/7/15-1/7/16)	81,366
		2,228,559
Engineering & Construction - 0.1%
1,665	Dycom Industries, Inc., 0.75%, 9/15/21	1,941,806

Equity Real Estate Investment Trusts (REITs) - 0.9%
1,965	Spirit Realty Capital, Inc., 2.875%, 5/15/19	1,966,238
2,620	Starwood Property Trust, Inc., 4.55%, 3/1/18	2,741,175
3,600	Starwood Waypoint Homes, 3.50%, 1/15/22 (a)(b)	4,045,500
4,000	Two Harbors Investment Corp., 6.25%, 1/15/22	4,190,000
		12,942,913
Healthcare-Products - 0.6%
3,135	NuVasive, Inc., 2.25%, 3/15/21	3,644,438
4,465	Wright Medical Group, Inc., 2.00%, 2/15/20	4,855,687
		8,500,125
Healthcare-Services - 0.3%
2,235	Molina Healthcare, Inc., 1.125%, 1/15/20	3,828,834

Insurance - 0.1%
2,530	AmTrust Financial Services, Inc., 2.75%, 12/15/44	1,891,175

Internet - 2.4%
3,920	Altaba, Inc., zero coupon, 12/1/18	5,399,800
	FireEye, Inc.,
1,000	1.00%, 6/1/35, Ser. A	950,000
2,150	1.625%, 6/1/35, Ser. B	2,011,594
2,620	Liberty Expedia Holdings, Inc., 1.00%, 6/30/47 (a)(b)	2,685,500
2,610	Palo Alto Networks, Inc., zero coupon, 7/1/19	3,650,738
	Priceline Group, Inc.,
2,900	0.35%, 6/15/20	4,321,000
5,000	0.90%, 9/15/21	5,975,000
	Twitter, Inc.,
2,080	0.25%, 9/15/19	1,976,000
2,150	1.00%, 9/15/21	1,987,406
1,340	VeriSign, Inc., 4.702%, 8/15/37	4,216,812
		33,173,850
Iron/Steel - 0.3%
1,965	Allegheny Technologies, Inc., 4.75%, 7/1/22	3,749,466

Media - 1.3%
	DISH Network Corp.,
3,050	2.375%, 3/15/24 (a)(b)	2,937,531
7,195	3.375%, 8/15/26	7,775,097
1,600	Liberty Interactive LLC, 1.75%, 9/30/46 (a)(b)	1,815,000
	Liberty Media Corp.,
2,295	1.00%, 1/30/23 (a)(b)	2,748,263
2,815	1.375%, 10/15/23	3,388,978
		18,664,869

Metal Fabricate/Hardware - 0.3%
3,110	RTI International Metals, Inc., 1.625%, 10/15/19	3,450,156

Miscellaneous Manufacturing - 0.2%
2,300	Trinity Industries, Inc., 3.875%, 6/1/36	3,208,500

Oil, Gas & Consumable Fuels - 0.9%
4,240	Chesapeake Energy Corp., 5.50%, 9/15/26 (a)(b)	3,776,250
600	Helix Energy Solutions Group, Inc., 4.25%, 5/1/22	583,125
2,000	Nabors Industries, Inc., 0.75%, 1/15/24 (a)(b)	1,480,000
3,000	SM Energy Co., 1.50%, 7/1/21	2,893,125
4,260	Weatherford International Ltd., 5.875%, 7/1/21	4,307,925
		13,040,425
Pharmaceuticals - 1.0%
1,965	Herbalife Ltd., 2.00%, 8/15/19	2,036,241
	Jazz Investments I Ltd.,
4,030	1.50%, 8/15/24 (a)(b)	3,851,169
3,600	1.875%, 8/15/21	3,717,000
2,100	Neurocrine Biosciences, Inc., 2.25%, 5/15/24 (a)(b)	2,411,062
515	TESARO, Inc., 3.00%, 10/1/21	1,737,481
885	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26, Ser. C	781,566
		14,534,519
Pipelines - 0.2%
4,335	Cheniere Energy, Inc., 4.25%, 3/15/45	3,037,209

Retail - 0.1%
1,975	RH, zero coupon, 7/15/20 (a)(b)	1,878,719

Semiconductors - 4.5%
1,655	Advanced Micro Devices, Inc., 2.125%, 9/1/26	2,612,831
3,875	Cypress Semiconductor Corp., 4.50%, 1/15/22	5,221,562
	Intel Corp.,
3,910	3.25%, 8/1/39	8,511,601
3,605	3.493%, 12/15/35	6,056,400
1,500	Lam Research Corp., 1.25%, 5/15/18	5,190,938
11,960	Microchip Technology, Inc., 1.625%, 2/15/27 (a)(b)	15,121,925
7,060	Micron Technology, Inc., 3.00%, 11/15/43, Ser. G	10,978,300
655	Novellus Systems, Inc., 2.625%, 5/15/41	4,063,047
3,275	Silicon Laboratories, Inc., 1.375%, 3/1/22 (a)(b)	3,942,281
255	Synaptics, Inc., 0.50%, 6/15/22 (a)(b)	229,819
		61,928,704
Software - 2.3%
1,500	Citrix Systems, Inc., 0.50%, 4/15/19	1,843,125
2,620	Evolent Health, Inc., 2.00%, 12/1/21 (a)(b)	2,808,313
2,030	Medidata Solutions, Inc., 1.00%, 8/1/18	2,706,244
	Nuance Communications, Inc.,
3,375	1.00%, 12/15/35	3,115,547
1,950	1.25%, 4/1/25 (a)(b)	1,839,094
1,555	Proofpoint, Inc., 0.75%, 6/15/20	2,010,809
2,520	Red Hat, Inc., 0.25%, 10/1/19	4,191,075
2,950	Salesforce.com, Inc., 0.25%, 4/1/18	4,539,312
2,500	ServiceNow, Inc., zero coupon, 11/1/18	4,293,750
3,940	Workday, Inc., 0.25%, 10/1/22 (a)(b)	3,991,712
		31,338,981
Telecommunications - 0.8%
2,795	Finisar Corp., 0.50%, 12/15/36 (a)(b)	2,676,212
5,000	Gogo, Inc., 3.75%, 3/1/20	4,462,500
3,770	Viavi Solutions, Inc., 1.00%, 3/1/24 (a)(b)	3,786,494
		10,925,206
Transportation - 0.4%
2,620	Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	3,062,125
2,390	Greenbrier Cos., Inc., 2.875%, 2/1/24 (a)(b)	2,806,756
		5,868,881

Total Convertible Bonds & Notes (cost-$274,302,320)		279,791,248

Shares
CONVERTIBLE PREFERRED STOCK - 7.3%
Agriculture - 0.1%
18,080	Bunge Ltd., 4.875% (e)	1,884,840

Banks - 1.5%
6,455	Bank of America Corp., 7.25%, Ser. L (e)	8,371,877
1,455	Huntington Bancshares, Inc., 8.50%, Ser. A (e)	2,044,639
8,240	Wells Fargo & Co., 7.50%, Ser. L (e)	10,794,400
		21,210,916
Commercial Services & Supplies - 0.1%
30,390	Stericycle, Inc., 5.25%, 9/15/18	1,730,407

Computers - 0.3%
2,720	NCR Corp., 5.50%, Ser. A, PIK 5.50% (e)	3,608,950

Diversified Telecommunication Services - 0.2%
110,050	Frontier Communications Corp., 11.125%, 6/29/18, Ser. A	2,187,794

Electric Utilities - 0.4%
100,000	NextEra Energy, Inc., 6.123%, 9/1/19	5,700,000

Electronic Equipment, Instruments & Components - 0.1%
19,650	Belden, Inc., 6.75%, 7/15/19	2,111,786

Equity Real Estate Investment Trusts (REITs) - 0.8%
10,000	American Tower Corp., 5.50%, 2/15/18	1,261,700
5,255	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A	5,780,027
61,055	Welltower, Inc., 6.50%, Ser. I (e)	3,744,503
		10,786,230
Food & Beverage - 0.2%
15,970	Post Holdings, Inc., 2.50% (e)	2,509,286

Hand/Machine Tools - 0.3%
37,185	Stanley Black & Decker, Inc., 5.375%, 5/15/20	4,397,870

Healthcare Providers & Services - 0.5%
135,990	Anthem, Inc., 5.25%, 5/1/18	7,245,547

Healthcare-Products - 0.4%
108,135	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A	6,156,126

Independent Power Producers & Energy Traders - 0.2%
57,635	Dynegy, Inc., 5.375%, 11/1/17, Ser. A	2,308,858

Metal Fabricate/Hardware - 0.2%
49,065	Rexnord Corp., 5.75%, 11/15/19, Ser. A	2,823,200

Oil, Gas & Consumable Fuels - 1.0%
45,100	ATP Oil & Gas Corp., 8.00% (a)(b)(e)(h) (acquisition cost - $4,510,000; purchased 9/23/09)	4
90,780	Kinder Morgan, Inc., 9.75%, 10/26/18, Ser. A	3,413,328
213,230	Sanchez Energy Corp., 6.50%, Ser. B (e)	3,929,829
89,005	Southwestern Energy Co., 6.25%, 1/15/18, Ser. B	1,133,034
96,625	WPX Energy, Inc., 6.25%, 7/31/18, Ser. A	4,947,200
		13,423,395
Pharmaceuticals - 0.7%
11,410	Allergan PLC, 5.50%, 3/1/18, Ser. A	7,344,503
6,225	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	1,776,926
		9,121,429
Wireless Telecommunication Services - 0.3%
47,835	T-Mobile U.S., Inc., 5.50%, 12/15/17	4,630,428

Total Convertible Preferred Stock (cost-$128,981,485)		101,837,062

Principal Amount (000s)
CORPORATE BONDS & NOTES (a)(b) - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
	Cobalt International Energy, Inc.,
$4,647	7.75%, 12/1/23	2,904,375
5,350	10.75%, 12/1/21	5,510,500
Total Corporate Bonds & Notes (cost-$11,113,246)		8,414,875

Units
WARRANTS (a)(d)(f)(i) - 0.0%
Commercial Services - 0.0%
97,838	Cenveo, Inc., strike price $12.00, expires 6/10/24 (cost-$0)	3,797

Principal Amount (000s)
Repurchase Agreements - 1.1%
$15,378	State Street Bank and Trust Co., dated 10/31/17, 0.12%, due 11/1/17, proceeds $15,378,051; collateralized by U.S. Treasury Bonds, 3.625%, due 8/15/43, valued at $15,693,647 including accrued interest (cost-$15,378,000)	15,378,000

Total Investments, before options written (cost-$1,290,061,416) - 99.9%		1,389,466,177

Total Options Written - (0.4)% (premiums received-$3,402,973) (i)(j)(k)		(4,955,695)

Total Investments, net of options written (cost-$1,286,658,443) (l) - 99.5%		1,384,510,482
Other assets less other liabilities - 0.5%		6,944,466
Net Assets - 100.0%		$1,391,454,948

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)                     Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $78,873,142, representing 5.7% of net assets.

(b)                     144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $78,869,345, representing 5.7% of net assets.

(c)                      In default.

(d)                     Fair-Valued—Security with a value of $3,797, representing less than 0.05% of net assets.

(e)                      Perpetual maturity. The date shown, if any, is the next call date.

(f)                       Level 3 security.

(g)                      All or partial amount segregated for the benefit of the counterparty as collateral for options written.

(h)                     Restricted. The aggregate acquisition cost of such securities is $9,136,761. The aggregate value is $143,460, representing less than 0.05% of net assets.

(i)                         Non-income producing.

(j)                        Exchange traded-Chicago Board Options Exchange.

(k)                     Exchange traded option contracts outstanding at October 31, 2017:

Options written contracts outstanding at October 31, 2017:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
American Electric Power Co., Inc.	75.00 USD	11/17/17	(634)	$(63,400)	$(22,190)	$(19,654)	$(2,536)
Bank of America Corp.	28.50 USD	11/24/17	(3,286)	(328,600)	(60,791)	(69,004)	8,213
CBS Corp.	60.00 USD	12/15/17	(1,041)	(104,100)	(78,596)	(72,592)	(6,004)
Citigroup, Inc.	77.00 USD	12/1/17	(1,286)	(128,600)	(51,440)	(59,209)	7,769
Citizens Financial Group, Inc.	40.00 USD	12/15/17	(2,087)	(208,700)	(104,350)	(85,605)	(18,745)
Consumer Discretionary Select Sector SPDR Index	90.50 USD	11/3/17	(1,800)	(180,000)	(279,000)	(121,422)	(157,578)
Consumer Discretionary Select Sector SPDR Index	91.00 USD	11/3/17	(1,800)	(180,000)	(198,000)	(107,997)	(90,003)
Consumer Discretionary Select Sector SPDR Index	92.50 USD	11/10/17	(2,000)	(200,000)	(87,000)	(141,914)	54,914
Consumer Discretionary Select Sector SPDR Index	93.00 USD	11/17/17	(1,800)	(180,000)	(76,500)	(113,397)	36,897
Eastman Chemical Co.	95.00 USD	11/17/17	(906)	(90,600)	(18,120)	(48,923)	30,803
Entergy Corp.	87.50 USD	12/15/17	(860)	(86,000)	(66,650)	(61,189)	(5,461)
Honeywell International, Inc.	150.00 USD	12/15/17	(567)	(56,700)	(30,051)	(31,751)	1,700
International Paper Co.	60.00 USD	12/15/17	(1,050)	(105,000)	(40,950)	(45,149)	4,199
JPMorgan Chase & Co.	105.00 USD	12/8/17	(1,586)	(158,600)	(94,367)	(134,807)	40,440
Kansas City Southern	110.00 USD	12/15/17	(774)	(77,400)	(79,335)	(78,172)	(1,163)
KBW Bank Index	100.00 USD	11/3/17	(2,800)	(280,000)	(439,628)	(235,084)	(204,544)
KBW Bank Index	105.00 USD	11/17/17	(2,800)	(280,000)	(35,066)	(235,084)	200,018
Marathon Petroleum Corp.	62.50 USD	12/15/17	(736)	(73,600)	(44,160)	(33,867)	(10,293)
Medtronic PLC	82.50 USD	12/15/17	(1,014)	(101,400)	(106,977)	(82,288)	(24,689)
Nasdaq 100 Stock Index	6,000.00 USD	11/3/17	(15)	(1,500)	(381,075)	(78,630)	(302,445)
Nasdaq 100 Stock Index	6,125.00 USD	11/10/17	(20)	(2,000)	(284,000)	(101,280)	(182,720)
Oracle Corp.	52.50 USD	12/15/17	(1,702)	(170,200)	(124,246)	(107,223)	(17,023)
Pfizer, Inc.	35.50 USD	11/24/17	(2,326)	(232,600)	(60,476)	(46,519)	(13,957)
Pfizer, Inc.	36.00 USD	12/15/17	(2,326)	(232,600)	(59,313)	(86,060)	26,747
Philadelphia Oil Services Sector Flex Index	150.00 USD	11/3/17	(1,300)	(130,000)	—	(126,100)	126,100
Philadelphia Oil Services Sector Flex Index	147.00 USD	11/10/17	(1,300)	(130,000)	(62)	(115,700)	115,638
Procter & Gamble Co.	88.00 USD	12/8/17	(452)	(45,200)	(33,222)	(32,091)	(1,131)
Public Service Enterprise Group, Inc.	50.00 USD	11/17/17	(1,476)	(147,600)	(33,210)	(55,698)	22,488
Quest Diagnostics, Inc.	100.00 USD	12/15/17	(864)	(86,400)	(58,320)	(68,254)	9,934
S&P 500 Index	2,505.00 USD	11/3/17	(120)	(12,000)	(851,400)	(250,620)	(600,780)
S&P 500 Index	2,525.00 USD	11/3/17	(120)	(12,000)	(620,400)	(212,220)	(408,180)
S&P 500 Index	2,555.00 USD	11/3/17	(100)	(10,000)	(226,000)	(142,850)	(83,150)
S&P 500 Index	2,555.00 USD	11/10/17	(120)	(12,000)	(310,800)	(202,620)	(108,180)
Total options written contracts					$(4,955,695)	$(3,402,973)	$(1,552,722)

(l)        At October 31, 2017, the aggregate cost basis of portfolio securities for federal income tax purposes was $1,288,014,085. Gross unrealized appreciation was $170,198,093; gross unrealized depreciation was $73,701,696; and net unrealized appreciation was $96,496,397. The difference between book and tax cost was attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Notes to Schedule of Investments

October 31, 2017 (unaudited) (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                  Level 3 — valuations based on significant unobservable inputs (including the Investment Manager’s or Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are

Notes to Schedule of Investments

October 31, 2017 (unaudited) (continued)

observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at October 31, 2017 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/17
Investments in Securities - Assets
Common Stock	$984,041,195	—	—	$984,041,195
Convertible Bonds & Notes	—	$279,791,248	—	279,791,248
Convertible Preferred Stock:
Agriculture	—	1,884,840	—	1,884,840
Banks	19,166,277	2,044,639	—	21,210,916
Computers	—	3,608,950	—	3,608,950
Food & Beverage	—	2,509,286	—	2,509,286
Healthcare-Products	—	6,156,126	—	6,156,126
Oil, Gas & Consumable Fuels	9,493,562	3,929,833	—	13,423,395
Pharmaceuticals	7,344,503	1,776,926	—	9,121,429
All Other	43,922,120	—	—	43,922,120
Corporate Bonds & Notes	—	8,414,875	—	8,414,875
Warrants	—	—	$3,797	3,797
Repurchase Agreements	—	15,378,000	—	15,378,000
	1,063,967,657	325,494,723	3,797	1,389,466,177
Investments in Securities - Liabilities
Options Written:
Market Price	(4,480,939)	(474,756)	—	(4,955,695)
Totals	$1,059,486,718	$325,019,967	$3,797	$1,384,510,482

At October 31, 2017, a security valued at $2,044,639 was transferred from Level 1 to Level 2. This transfer was a result of a security with an exchange-traded closing price at January 31, 2017, which was not available on October 31, 2017.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2017, was as follows:

	Beginning Balance 1/31/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 10/31/17
Investments in Securities - Assets
Warrants	$28,118	—	—	—	—	$(24,321)	—	—	$3,797

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2017:

	Ending Balance at 10/31/17	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities - Assets
Warrants	$3,797	Black Scholes Model	Volatility	71%

Notes to Schedule of Investments

October 31, 2017 (unaudited) (continued)

The net change in unrealized appreciation/depreciation of Level 3 investments held at October 31, 2017 was $(24,321).

Glossary:

ADR - American Depositary Receipt

SPDR - Standard & Poor’s Depositary Receipts

PIK - Payment-in-Kind

REIT - Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibit 99_CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: December 18, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: December 18, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2017